BTS MANAGED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2023

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 94.2%
	EQUITY - 18.8%
13,854	Alerian MLP ETF	$ 535,457
5,055	ALPS Sector Dividend Dogs ETF	258,816
13,699	Global SuperDividend US ETF	239,048
8,866	Invesco S&P 500 High Dividend Low Volatility ETF	374,234
19,028	iShares International Select Dividend ETF	523,080
11,234	iShares Mortgage Real Estate ETF	245,351
3,816	iShares Residential and Multisector Real Estate ETF	269,486
9,431	JPMorgan Equity Premium Income ETF	514,933
12,694	JPMorgan Nasdaq Equity Premium Income ETF	572,371
		3,532,776
	FIXED INCOME - 73.3%
17,589	Invesco Variable Rate Preferred ETF	389,596
16,875	iShares 1-3 Year Treasury Bond ETF	1,386,450
25,855	iShares 3-7 Year Treasury Bond ETF	3,041,841
2,447	iShares Agency Bond ETF	264,839
26,327	iShares Broad USD High Yield Corporate Bond ETF	935,925
7,788	iShares Floating Rate Bond ETF	392,437
3,079	iShares JP Morgan USD Emerging Markets Bond ETF	265,656
5,612	iShares MBS ETF	531,625
7,423	iShares National Muni Bond ETF	799,754
10,366	iShares Treasury Floating Rate Bond ETF	524,416
11,466	iShares US Treasury Bond ETF	268,075
13,248	Janus Henderson AAA CLO ETF	655,908
12,661	SPDR Blackstone Senior Loan ETF	524,925
6,077	SPDR Bloomberg Convertible Securities ETF	407,584
16,042	SPDR Nuveen Bloomberg High Yield Municipal Bond	401,692
29,100	SPDR Portfolio High Yield Bond ETF	668,718
19,852	VanEck International High Yield Bond ETF	399,621
10,065	Vanguard Intermediate-Term Corporate Bond ETF	807,414
14,492	Vanguard Total Bond Market ETF	1,069,944
		13,736,420

BTS MANAGED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 94.2% (Continued)
	MIXED ALLOCATION - 2.1%
21,657	Invesco CEF Income Composite ETF	$ 394,591

	TOTAL EXCHANGE-TRADED FUNDS (Cost $18,300,814)	17,663,787

	SHORT-TERM INVESTMENT — 5.6%
	MONEY MARKET FUND - 5.6%
1,046,803	Fidelity Government Portfolio Institutional Class, 4.71% (Cost $1,046,803)(a)	1,046,803

	TOTAL INVESTMENTS - 99.8% (Cost $19,347,617)	$ 18,710,590
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%	33,735
	NET ASSETS - 100.0%	$ 18,744,325

CEF	- Closed-End Fund
CLO	- Collateralized Loan Obligation
ETF	- Exchange-Traded Fund
MBS	- Mortgage-Backed Securities
MLP	- Master Limited Partnership
SPDR	- Standard & Poor's Depositary Receipt
CEF	- Closed-End Fund
(a)	- Rate disclosed is the seven day effective yield as of March 31, 2023.

BTS TACTICAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2023

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 81.0%
	FIXED INCOME - 81.0%
338,473	iShares 1-3 Year Treasury Bond ETF	$ 27,808,942
516,209	iShares 3-7 Year Treasury Bond ETF (a)	60,731,988
	TOTAL EXCHANGE-TRADED FUNDS (Cost $88,909,246)	88,540,930

	SHORT-TERM INVESTMENTS — 21.2%
	COLLATERAL FOR SECURITIES LOANED – 2.3%
2,509,500	State Street Institutional U.S. Government Money Market Fund - Premier Class, 4.70% (Cost $2,509,500)(b)(c)	2,509,500

	MONEY MARKET FUND – 18.9%
20,729,144	Fidelity Government Portfolio Institutional Class, 4.71% (Cost $20,729,144)(c)	20,729,144

	TOTAL SHORT-TERM INVESTMENTS (Cost $23,238,644)	23,238,644

	TOTAL INVESTMENTS - 102.2% (Cost $112,147,890)	$ 111,779,574
	LIABILITIES IN EXCESS OF OTHER ASSETS - (2.2)%	(2,415,770)
	NET ASSETS - 100.0%	$ 109,363,804

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt
(a)	- All or a portion of the security is on loan. The total fair value of the securities on loan as of March 31, 2023 was $2,470,650.
(b)	- Security was purchased with cash received as collateral for securities on loan at March 31, 2023. Total collateral had a value of $2,509,500 at March 31, 2023.
(c)	- Rate disclosed is the seven day effective yield as of March 31, 2023.